Income Taxes (Tables) - DeepGreen Metals Inc. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of loss and comprehensive loss
	For the year ended December 31 2020 $	For the year ended December 31 2019 $
Net loss for the year	(56,631,379)	(43,072,371)
Canadian Federal and Provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	(15,290,472)	(11,629,540)
Permanent differences	980,690	386,507
Effect of differences in future and foreign tax rates	11,151,898	10,042,909
Foreign exchange and other	(141,758)	(275,813)
Valuation allowance changes affecting the provision of income taxes	3,299,642	1,475,937
Total income taxes	—	—

Schedule of income taxes
	December 31 2020 $	December 31 2019 $
Deferred Tax Assets
Non-capital losses	10,925,043	5,156,568
Capital losses and other	70,162	68,777
Equipment	5,102	4,701
Share issuance costs	74,506	128,931
Total deferred income tax assets	11,074,813	5,358,977
Valuation allowance	(11,074,813)	(5,358,977)
Deferred tax asset recognized	—	—
Deferred tax liability recognized	(10,675,366)	—

Schedule of unused tax losses and unused tax credits
	December 31 2020 $	December 31 2019 $	Expiry Date Range
Non-capital losses	45,312,941	21,081,632	See below
Capital losses	519,720	509,463	Not applicable
Equipment	18,895	17,412	Not applicable
Share issuance costs	275,949	477,522	2021 to 2024

Schedule of future taxable income
	Canada	United States	Singapore	Tonga
2031	445,778	—	—	—
2032	478,464	—	—	—
2033	325,440	—	—	—
2034	812,056	—	—	—
2035	1,814,112	2,340	—	—
2036	1,601,988	232	—	—
2037	2,615,282	208	—	—
2038	4,800,633	—	—	—
2039	3,497,333	—	—	—
2040	4,312,741	—	—	—
No expiry	—	—	10,214,470	14,391,864
	20,703,827	2,780	10,214,470	14,391,864

Schedule of non-capital loss carry-forwards
	Canada	United States	Singapore	Tonga
Loss carry-forwards	15,725,792	2,780	5,353,060	—